Borrowings (Tables)	12 Months Ended
Mar. 31, 2020
Borrowings.
Schedule of borrowings by type and classification

	March 31,
	Term	2019	2020
Current
Lease liabilities (refer to note 44)	Less than 1 year	3,071	61,267
Vehicle loan	Less than 1 year	15,654	7,187
Secured loan from banks/NBFC's**	Less than 1 year	335,750	—
Bank overdraft / Invoice Discounting	Less than 1 year	797,343	971,044
Total		1,151,818	1,039,498
Non-Current
Lease liabilities (refer to note 44)	More than 1 year	1,032	478,361
Vehicle loan	More than 1 year	23,555	7,226
Total		24,587	485,587

				Carrying amount
	Currency	Interest Rate	Year of Maturity	March 31,
				2019	2020
Secured bank loans/NBFC's**	INR	14.75%	2019-2020	161,120	—
Bank overdraft	INR	Floating rate*	On demand	797,343	719,141
Vehicle loan	INR	8-10%	2017-2022	39,208	14,413
Lease liabilities (refer to note 44)	SGD	2.99% to 3.18%	2019-2021	4,103	1,072
Secured bank loans	USD	9.0%	2019-2020	174,631	—
Invoice Discounting	INR	Floating rate***	On demand	—	251,903
Lease liabilities (refer to note 44)	INR	14.4%	2019-2028	—	538,556
				1,176,405	1,525,085

*6M MCLR + spread

**Non-Banking Financial Company

***3M MCLR + spread

Schedule of warrants issued

	Number
	of			Expiration
	shares	Date of issue	Exercise price	date
Macquarie Corporate Holdings Pty Limited—Ordinary shares*	46,458	24-Jul-15	INR 2,027.99 ($26.90)	24-Jul-23
Innoven Capital - Ordinary shares	154,000	12-Sep-17	INR 904.68 ($12)	12-Sep-22

*On December 16, 2016, the Parent Company converted its preference shares into ordinary shares and effectuated a reverse 5.4242194‑for-one share split of its ordinary shares as well as a  5.4242194‑for-one adjustment with respect to the number of ordinary shares underlying its share options and a corresponding adjustment to the exercise prices of such options.